NOTES PAYABLE (Details - Principal balance of notes payable) - USD ($)	May 31, 2024	May 31, 2023
Debt Instrument [Line Items]
Total	$ 1,466,442	$ 1,531,935
Less debt discounts	(31,709)	(66,794)
Net	1,434,733	1,465,138
Lender A [Member]
Debt Instrument [Line Items]
Total	358,283	458,014
Lender B [Member]
Debt Instrument [Line Items]
Total	209,874	170,212
Other Lenders 14 [Member]
Debt Instrument [Line Items]
Total	$ 898,285	$ 903,706